Income Taxes - Net deferred tax assets liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Non-current deferred tax assets	$ 2,662	$ 3,326
Non-current deferred tax liabilities	(82)	(91)
Total net deferred tax assets (liabilities)	$ 2,580	$ 3,235